Intangible assets and property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and property, plant and equipment
Schedule of intangible assets and property, plant and equipment.

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2026	1,181	2,515
Additions	8	115
Disposals	—	(7)
Charge for the period	(72)	(168)
Foreign exchange	(19)	(26)
At June 30, 2026	1,098	2,429